Other Comprehensive Income and Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2016
Other Comprehensive Income and Accumulated Other Comprehensive Income disclosure
Other Comprehensive Income and Accumulated Other Comprehensive Income disclosure [Text Block]

10.                OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents the changes in the Company’s accumulated other comprehensive income (AOCI) for the years ended December 31, 2016, 2015 and 2014.

	Changes in Net Unrealized Gains on Investment Securities		Net Benefit Plan
(in millions)	Having No Credit Losses Recognized in the Consolidated Statement of Income	Having Credit Losses Recognized in the Consolidated Statement of Income	Assets and Obligations Recognized in Shareholders’ Equity	Net Unrealized Foreign Currency Translation	Total Accumulated Other Comprehensive Income (Loss)
Balance, December 31, 2013	$1,125	$197	$(431)	$(81)	$810

Other comprehensive income (loss) (OCI) before reclassifications	667	(2)	(363)	(250)	52
Amounts reclassified from AOCI	(24)	3	39	—	18
Net OCI, current period	643	1	(324)	(250)	70
Balance, December 31, 2014	1,768	198	(755)	(331)	880

OCI before reclassifications	(641)	(11)	(18)	(419)	(1,089)
Amounts reclassified from AOCI	(27)	2	60	17	52
Net OCI, current period	(668)	(9)	42	(402)	(1,037)
Balance, December 31, 2015	1,100	189	(713)	(733)	(157)

OCI before reclassifications	(530)	4	(30)	(49)	(605)
Amounts reclassified from AOCI	(42)	9	40	—	7
Net OCI, current period	(572)	13	10	(49)	(598)
Balance, December 31, 2016	$528	$202	$(703)	$(782)	$(755)

The following table presents the pre-tax components of the Company’s other comprehensive income (loss) and the related income tax expense (benefit).

(for the year ended December 31, in millions)	2016	2015	2014

Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	$(883)	$(1,020)	$976
Income tax expense (benefit)	(311)	(352)	333
Net of taxes	(572)	(668)	643

Having credit losses recognized in the consolidated statement of income	21	(14)	2
Income tax expense (benefit)	8	(5)	1
Net of taxes	13	(9)	1

Net changes in benefit plan assets and obligations	16	66	(494)
Income tax expense (benefit)	6	24	(170)
Net of taxes	10	42	(324)

Net changes in unrealized foreign currency translation	(41)	(461)	(289)
Income tax expense (benefit)	8	(59)	(39)
Net of taxes	(49)	(402)	(250)
Total other comprehensive income (loss)	(887)	(1,429)	195
Total income tax expense (benefit)	(289)	(392)	125
Total other comprehensive income (loss), net of taxes	$(598)	$(1,037)	$70

The following table presents the pre-tax and related income tax (expense) benefit components of the amounts reclassified from the Company’s AOCI to the Company’s consolidated statement of income.

(for the year ended December 31, in millions)	2016	2015	2014

Reclassification adjustments related to unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income (1)	$(64)	$(42)	$(36)
Income tax expense (2)	(22)	(15)	(12)
Net of taxes	(42)	(27)	(24)

Having credit losses recognized in the consolidated statement of income (1)	13	2	4
Income tax benefit (2)	4	—	1
Net of taxes	9	2	3

Reclassification adjustment related to benefit plan assets and obligations (3)	62	93	60
Income tax benefit (2)	22	33	21
Net of taxes	40	60	39

Reclassification adjustment related to foreign currency translation (1)	—	26	—
Income tax benefit (2)	—	9	—
Net of taxes	—	17	—
Total reclassifications	11	79	28
Total income tax benefit	4	27	10
Total reclassifications, net of taxes	$7	$52	$18

(1)     (Increases) decreases net realized investment gains on the consolidated statement of income.

(2)     (Increases) decreases income tax expense on the consolidated statement of income.

(3)     Increases (decreases) general and administrative expenses on the consolidated statement of income.